Related Party Transactions (Details) - Schedule of key management personnel - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 1,876,616	$ 1,446,540	$ 1,222,606
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	375,858	382,002	434,543
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	366,818	262,432	150,706
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	290,314	62,209	297,445
Short-term employee benefits paid or accrued to the Vice President of Engineering of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	403,626	297,140	238,456
Short-term employee benefits paid or accrued to certain directors and officers of the Company including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 440,000	$ 442,757	$ 101,456